Leases - Schedule of Consolidated Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance sheet [Abstract]
Right-of-use assets	$ 61	$ 129
Lease liabilities, current	56	95
Lease liabilities, non-current	5	34
Total operating lease liabilities	$ 61	$ 129